Income taxes (Details 2) ¥ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Tax losses | $	$ 36,000		$ 313,000
Less: valuation allowances | $	0		(251,000)
Net deferred tax assets | $	36,000		62,000
ZHEJIANG TIANLAN [Member]
Allowance for doubtful accounts		¥ 5,755		¥ 5,058
Deferred government grant		1,393		631
Impairment losses on assets		1,557		1,771
Change in fair value		(254)		(37)
Accrued liabilities		137		0
Unused tax loss | $	$ 187		$ 0
Investment loss		0		1,425
Total deferred tax assets		¥ 8,775		¥ 8,848